Property and Equipment, Net	12 Months Ended
Oct. 31, 2022
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET

Note 5 — PROPERTY AND EQUIPMENT, NET

Property and equipment, net, consisted of the following:

	October 31, 2022	October 31, 2021

Machinery equipment	$579,147	$56,759
Transportation equipment	98,860	98,860
Office and electronic equipment	11,710	11,710
Leasehold improvement	54,387	54,387
Subtotal	744,104	221,716
Less: accumulated depreciation	(139,978)	(97,936)
Property and equipment, net	$604,126	$123,780

Depreciation expense for the years ended October 31, 2022, 2021 and 2020 amounted to $42,042, $40,085 and $39,594, respectively.